Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 7,298,867	₩ 6,648,293
Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Daegu Beomeo-Crossroads SeohanIDaum Buyers
Limit	₩ 8,028
Used amount	₩ 6,985
Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Shinhan Bank
Limit	₩ 683
Used amount	₩ 0
KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Busan Gaya Centreville Buyers
Limit	₩ 4,829
Used amount	₩ 4,137
Bottom of range [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct 29, 2017
Bottom of range [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr 19, 2019
Bottom of range [member] | KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 10, 2017
Top of range [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 30, 2020
Top of range [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr 17, 2020
Top of range [member] | KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 31, 2020